TYPE                13F-HR
PERIOD              12/31/01
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-3545

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: DECEMBER 31,2001

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       February 06, 2002
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        33

Form 13F Information Table Value Total:    $  296,111
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                     FORM 13F INFORMATION TABLE
                                                     VALUE      SHARES/   SH/    PUT/INVSTMT  OTHER        VOTING AUTHORITY
       NAME  OF ISSUER        TITLE OF CLA    CUSIP  (X$1000)   PRN AMT   PRN    CALLDSCRETN  MANAGERSSOLE   SHARED     NONE
---------------------------------------------------- ----------- -------------------------------------------- -------- --------
ACLN LTD                      ORD         M01764105          303    32,700  SH        OTHER   01                      0    32,700
ACTION PERFORMANCE COS INC    COM         004933107        5,301   173,170  SH        OTHER   01                173,170
AT&T WIRELESS SERVICES INC    COM         00209A106       10,490   730,000  SH        OTHER   01                730,000
Automatic Data Processing Inc PUT         053015953        2,474    42,000  PUT       OTHER   01                 42,000            -
BOWNE AND CO INC              COM          103043105       8,009   625,700  SH        OTHER   01                625,700
Brookstone Inc.               COM          114537103       7,680   654,700  SH        OTHER   01                654,700
CEMEX                         SPON ADR     151290889       8,114   328,500  SH        OTHER   01                328,500
CENDANT                       COM          151313103       6,864   350,000  SH        OTHER   01                350,000
Conseco Inc                   PUT          208464957       1,438   322,500  PUT       OTHER   01                322,500
HARMONIC INC                  COM          413160102       1,026    85,366  SH        OTHER   01                 85,366
IDT CORP CLASS B              COM          448947309       2,995   180,300  SH        OTHER   01                180,300
IDT CORPORATION               COM          448947101       1,988   101,900  SH        OTHER   01                101,900
INTERWOVEN INC                COM         46114T102       27,415 2,814,654  SH        OTHER   01              2,814,654
Magna Entertainment Class     COM          559211107       3,675   525,000  SH        OTHER   01                525,000
NASDAQ 100 TR                 UNIT SER 1   631100104      45,147 1,160,300  SH        OTHER   01              1,160,300
NET2PHONE                     COM         64108N106       18,920 2,802,975  SH        OTHER   01              2,802,975
OPTA Food Ingredients Inc.    COM         68381N105          898   880,000  SH        OTHER   01                880,000
PayChex Inc                   PUT          704326957       4,966   142,500  PUT       OTHER   01                142,500
PF Chang's China Bistro Inc   PUT         69333Y958          378     8,000  PUT       OTHER   01                  8,000
Pfizer Inc                    PUT          717081953       3,387    85,000  PUT       OTHER   01                 85,000
PRUDENTIAL                    COM          744320102       3,432   103,400  SH        OTHER   01                103,400
PULTE HOMES INC.              COM          745867101       1,831    41,000  SH        OTHER   01                 41,000
RACING CHAMP CORP             COM          750069106         923    75,000  SH        OTHER   01                 75,000
RUBIO'S RESTURANT INC.        COM         78116B102        2,750   843,424  SH        OTHER   01                843,424
SANMINA CORP                  COM          800907107      52,011 2,613,600  SH        OTHER   01              2,613,600
Sears Roebuck & Co.           PUT          812387958      23,820   500,000  PUT       OTHER   01                500,000
SYNGENTA AG  ADR'S            SPON ADR    87160A100        6,756   637,400  SH        OTHER   01                637,400
Take Two Interactive Softw    COM          874054109       6,219   384,600  SH        OTHER   01                384,600
THE STREET.COM INC.           COM         88368Q103        3,712 2,900,154  SH        OTHER   01              2,900,154
TRIKON                        COM          896187408       4,902   417,200  SH        OTHER   01                417,200
Walgreens                     PUT          931422959       2,673    79,400  PUT       OTHER   01                 79,400
WASHINGTON MUTUAL             COM          939322103      25,117   768,100  SH        OTHER   01                768,100
Yankee Candle Co, Inc.        PUT          984757954         499    22,000  PUT       OTHER   01                 22,000

 /TEXT
 /DOCUMENT
 /SUBMISSION